Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Assets under development	$ 81.7	$ 65.5	$ 51.8